Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio
FundsManager 30% Portfolio
FundsManager 40% Portfolio
FundsManager 50% Portfolio
FundsManager 60% Portfolio
FundsManager 70% Portfolio
FundsManager 85% Portfolio
Service Class and Service Class 2
April 29, 2024
Prospectus
The following information replaces similar information for FundsManager 20% Portfolio found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).
The following information supplements information for FundsManager 20% Portfolio found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information for FundsManager 30% Portfolio found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).
The following information supplements information for FundsManager 30% Portfolio found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information for FundsManager 40% Portfolio found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).
The following information supplements information for FundsManager 40% Portfolio found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information for FundsManager 50% Portfolio found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).
The following information supplements information for FundsManager 50% Portfolio found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information for FundsManager 60% Portfolio found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).
The following information supplements information for FundsManager 60% Portfolio found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information for FundsManager 70% Portfolio found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).
The following information supplements information for FundsManager 70% Portfolio found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information for FundsManager 85% Portfolio found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).
The following information supplements information for FundsManager 85% Portfolio found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information for each fund found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser normally invests the fund's assets in a combination of underlying Fidelity mutual funds and exchange-traded funds (underlying Fidelity funds). The fund's approximate target asset allocation to underlying equity funds is reflected in its name.
The following information replaces similar information for each fund found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser may adjust the fund's portfolio at any time and generally may invest the fund's assets in Fidelity retail or VIP mutual funds or exchange-traded funds created in the future, as determined from time to time by the Adviser. For current information on fund holdings, please visit institutional.fidelity.com or www.fidelity.com. For information on the underlying Fidelity funds, see the underlying Fidelity funds' prospectuses. A copy of any underlying Fidelity fund's prospectus is available at www.fidelity.com or institutional.fidelity.com.
The following information supplements information found in the "Investment Details" section under the "Principal Investment Risks" heading.
Investing in ETFs. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid. An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs that track an index are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index or other benchmark).
The following information supplements information found in the "Investment Details" section under the "Other Investment Strategies" heading.
The Adviser may also invest in unaffiliated exchange traded funds (ETFs), consistent with the asset allocation discussed above.
VFMSCSC2-PSTK-1124-113 1.833267.113	November 29, 2024
Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio
FundsManager 30% Portfolio
FundsManager 40% Portfolio
FundsManager 50% Portfolio
FundsManager 60% Portfolio
FundsManager 70% Portfolio
FundsManager 85% Portfolio
Investor Class
April 29, 2024
Prospectus
The following information replaces similar information for FundsManager 20% Portfolio found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).
The following information supplements information for FundsManager 20% Portfolio found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information for FundsManager 30% Portfolio found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).
The following information supplements information for FundsManager 30% Portfolio found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information for FundsManager 40% Portfolio found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).
The following information supplements information for FundsManager 40% Portfolio found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information for FundsManager 50% Portfolio found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).
The following information supplements information for FundsManager 50% Portfolio found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information for FundsManager 60% Portfolio found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).
The following information supplements information for FundsManager 60% Portfolio found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information for FundsManager 70% Portfolio found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).
The following information supplements information for FundsManager 70% Portfolio found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information for FundsManager 85% Portfolio found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).
The following information supplements information for FundsManager 85% Portfolio found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information for each fund found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser normally invests the fund's assets in a combination of underlying Fidelity mutual funds and exchange-traded funds (underlying Fidelity funds). The fund's approximate target asset allocation to underlying equity funds is reflected in its name.
The following information replaces similar information for each fund found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser may adjust the fund's portfolio at any time and generally may invest the fund's assets in Fidelity retail or VIP mutual funds or exchange-traded funds created in the future, as determined from time to time by the Adviser. For current information on fund holdings, please visit institutional.fidelity.com or www.fidelity.com. For information on the underlying Fidelity funds, see the underlying Fidelity funds' prospectuses. A copy of any underlying Fidelity fund's prospectus is available at www.fidelity.com or institutional.fidelity.com.
The following information supplements information found in the "Investment Details" section under the "Principal Investment Risks" heading.
Investing in ETFs. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid. An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs that track an index are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index or other benchmark).
The following information supplements information found in the "Investment Details" section under the "Other Investment Strategies" heading.
The Adviser may also invest in unaffiliated exchange traded funds (ETFs), consistent with the asset allocation discussed above.
VIPFM-PSTK-1124-113 1.833268.113	November 29, 2024